Investment in Associate (Details Narrative) $ / shares in Units, € in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Jun. 01, 2020 USD ($)	Mar. 25, 2019 EUR (€) shares	Mar. 25, 2019 USD ($) $ / shares shares	Feb. 28, 2018 EUR (€) shares	Feb. 28, 2018 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Statements [Line Items]
Additional investments						$ 1,000
Stimunity S.A. [Member]
Statements [Line Items]
Initial investment					$ 700
Subscribing class A shares | shares				3,780	3,780
Second investments					$ 1,900
Additional investments	$ 1,000		$ 700
Subscribing ordinary shares | shares		1,945	1,945	4,140	4,140
Shares price | $ / shares					$ 363
Proportion of ownership interest in associate		37.00%	37.00%	27.00%	27.00%
Voting rights held						44.00%	36.40%
Equity in (loss) income						$ (490)	$ 18
Stimunity S.A. [Member] | EURO
Statements [Line Items]
Initial investment | €				€ 500
Second investments | €				€ 1,500
Additional investments | €		€ 600
Shares price | $ / shares			$ 308.55